Share-Based compensation - Black and Scholes model (Detail)	9 Months Ended
Sep. 30, 2022 Y € / shares
Plan 2016 (grant 2018)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	66.92%
Risk-free interest rate	0.35%
Expected life | Y	3
Exercise price	€ 5.17
Stock price	1.09
Fair value	€ 0.10
Plan 2018 (grant 2018)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	56.32%
Risk-free interest rate	(0.20%)
Expected life | Y	3
Exercise price	€ 6.52
Stock price	10.24
Fair value	€ 5.30
Plan 2013 (grant 2018)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	56.32%
Risk-free interest rate	(0.20%)
Expected life | Y	3
Exercise price	€ 11.94
Stock price	10.20
Fair value	€ 3.31
Plan 2018 (grant 2020)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	56.32%
Risk-free interest rate	(0.20%)
Expected life | Y	3
Exercise price	€ 11.94
Stock price	10.20
Fair value	€ 3.31
Plan 2020 (grant 2020)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	56.32%
Risk-free interest rate	(0.20%)
Expected life | Y	3
Exercise price	€ 11.94
Stock price	10.20
Fair value	€ 3.31
Plan 2021 (grant Sept 17 2021)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	51.30%
Risk-free interest rate	(0.36%)
Expected life | Y	3
Exercise price	€ 25.31
Stock price	25.75
Fair value	€ 9.22
Plan 2021 (grant Oct 27 2021)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	51.50%
Risk-free interest rate	(0.18%)
Expected life | Y	3
Exercise price	€ 25.31
Stock price	20.50
Fair value	€ 5.94
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	49.80%
Risk-free interest rate	0.37%
Expected life | Y	3
Exercise price	€ 17.76
Stock price	17.50
Fair value	€ 6.05
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	49.80%
Risk-free interest rate	0.37%
Expected life | Y	3
Exercise price	€ 25.31
Stock price	17.50
Fair value	€ 4.15
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	49.80%
Risk-free interest rate	0.50%
Expected life | Y	4
Exercise price	€ 17.76
Stock price	17.50
Fair value	€ 6.90
Plan 2021 (grant May 14 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	49.80%
Risk-free interest rate	1.06%
Expected life | Y	3
Exercise price	€ 13.82
Stock price	13.82
Fair value	€ 4.94
Plan 2021 (grant June 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	52.60%
Risk-free interest rate	1.60%
Expected life | Y	3
Exercise price	€ 12.95
Stock price	13.34
Fair value	€ 5.21
Plan 2021 (grant Aug 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	53.71%
Risk-free interest rate	1.39%
Expected life | Y	3
Exercise price	€ 9.66
Stock price	9.75
Fair value	€ 3.79
Plan 2021 (grant Aug 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	53.97%
Risk-free interest rate	1.45%
Expected life | Y	4
Exercise price	€ 9.66
Stock price	9.75
Fair value	€ 4.32